Other disclosures - Maturities of contingent liabilities and commitments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 318,145	€ 323,724	€ 304,195
Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	241,230	241,179	218,083
Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	12,377	13,650	11,723
Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	64,538	68,895	74,389
Within 1 month | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	145,739	145,756	132,391
Within 1 month | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	104,725	98,630	71,860
Within 1 month | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,809	2,176	2,100
Within 1 month | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	39,205	44,950	58,431
1 to 3 months | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	14,877	21,372	15,659
1 to 3 months | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	9,496	16,529	12,436
1 to 3 months | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	852	1,791	1,737
1 to 3 months | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,529	3,052	1,486
3 to 12 months | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	42,436	45,953	33,360
3 to 12 months | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	28,207	30,370	22,749
3 to 12 months | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,732	5,626	4,437
3 to 12 months | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	10,497	9,957	6,174
1 to 3 years | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	57,111	43,636	40,010
1 to 3 years | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	47,876	37,097	35,632
1 to 3 years | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	4,134	1,933	1,728
1 to 3 years | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	5,101	4,606	2,650
3 to 5 years | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	44,834	53,568	47,737
3 to 5 years | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	40,458	48,072	43,205
3 to 5 years | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,169	1,364	1,029
3 to 5 years | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	3,207	4,132	3,503
More than 5 years | MEMORANDUM ITEMS
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	13,148	13,439	35,038
More than 5 years | Loan commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	10,468	10,481	32,201
More than 5 years | Financial guarantees granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	681	760	692
More than 5 years | Other commitments granted
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 1,999	€ 2,198	€ 2,145